Right-of-use asset (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Right-of-use Asset
Depreciation expense	$ 54,024	$ 106,378	$ 106,378